UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		May 12, 2009



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the holdings
 		for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    12304


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABERDEEN ASIA-PACIFI C INCOME  COMMON STOCK     003009107      477   100000 SH       SH-OTH                    0   100000        0
D ALCOA INC  COM STK             COMMON STOCK     013817101      551    75000 SH       SH-OTH                    0    75000        0
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412209     1813   136300 SH       SH-OTH                    0   136300        0
D HEWLETT-PACKARD CO  COM STK    COMMON STOCK     428236103      481    15000 SH       SH-OTH                    0    15000        0
D INTEL CORP  COM STK            OPTIONS - PUTS   99OBKQSC7      752    50000 SH  PUT  SH-OTH                    0    50000        0
D J CREW GROUP INC               COMMON STOCK     46612H402      654    49600 SH       SH-OTH                    0    49600        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100      648    35000 SH       SH-OTH                    0    35000        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102     1074    40000 SH       SH-OTH                    0    40000        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104      419    42500 SH       SH-OTH                    0    42500        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104      632    45000 SH       SH-OTH                    0    45000        0
D PROSHARES TR REAL EST PRO ETF  US ETF'S - US TR 74347R552      819    15500 SH       SH-OTH                    0    15500        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      934    24000 SH       SH-OTH                    0    24000        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102      862    20000 SH       SH-OTH                    0    20000        0
D SINA CORP COM SHS              COMMON STOCK     G81477104      286    12300 SH       SH-OTH                    0    12300        0
D SPDR GOLD TRUST                US ETF'S - US TR 78463V107     1264    14000 SH       SH-OTH                    0    14000        0
D US NATURAL GAS FUND LP         US ETF'S - US TR 912318102      638    42000 SH       SH-OTH                    0    42000        0
S REPORT SUMMARY                 16 DATA RECORDS               12304